Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2013
Securitizations and Variable Interest Entities (Tables) [Abstract]
Assets and Liabilities associated with Variable Interest entities

			Transfers that
	VIEs that we	VIEs	we account
	do not	that we	for as secured
(in millions)	consolidate	consolidate	borrowings		Total

December 31, 2013

Cash	$-	165		7	172
Trading assets	1,206	162		193	1,561
Investment securities (1)	18,795	1,352		8,976	29,123
Mortgages held for sale	-	38		-	38
Loans	7,652	6,058		6,021	19,731
Mortgage servicing rights	14,859	-		-	14,859
Other assets	6,151	347		110	6,608
Total assets	48,663	8,122		15,307	72,092
Short-term borrowings	-	29	(2)	7,871	7,900
Accrued expenses and other liabilities	3,464	99	(2)	3	3,566
Long-term debt	-	2,356	(2)	5,673	8,029
Total liabilities	3,464	2,484		13,547	19,495
Noncontrolling interests	-	5		-	5
Net assets	$45,199	5,633		1,760	52,592

December 31, 2012

Cash	$-	260		30	290
Trading assets	1,902	114		218	2,234
Investment securities (1)	19,900	2,772		14,848	37,520
Mortgages held for sale	-	469		-	469
Loans	9,841	10,553		7,088	27,482
Mortgage servicing rights	11,114	-		-	11,114
Other assets	4,993	457		161	5,611
Total assets	47,750	14,625		22,345	84,720
Short-term borrowings	-	2,059	(2)	13,228	15,287
Accrued expenses and other liabilities	3,441	901	(2)	20	4,362
Long-term debt	-	3,483	(2)	6,520	10,003
Total liabilities	3,441	6,443		19,768	29,652
Noncontrolling interests	-	48		-	48
Net assets	$44,309	8,134		2,577	55,020

  Excludes certain debt securities related to loans serviced for the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC) and GNMA.
  Includes the following VIE liabilities at December 31, 2013 and 2012, respectively, with recourse to the general credit of Wells Fargo: Short-term borrowings, $0 and $2.1 billion; Accrued expenses and other liabilities, $9 million and $767 million; and Long-term debt, $29 million and $29 million.

Transactions with Variable Interest Entity

		Carrying value - asset (liability)
					Other
	Total	Debt and			commitments
	VIE	equity	Servicing		and	Net
(in millions)	assets	interests (1)	assets	Derivatives	guarantees	assets
December 31, 2013
Residential mortgage loan
securitizations:
Conforming	$1,314,285	2,721	14,253	-	(745)	16,229
Other/nonconforming	38,330	1,739	258	-	(26)	1,971
Commercial mortgage securitizations	170,088	7,627	325	209	-	8,161
Collateralized debt obligations:
Debt securities	6,730	37	-	214	(130)	121
Loans (2)	6,021	5,888	-	-	-	5,888
Asset-based finance structures	11,415	6,857	-	(84)	-	6,773
Tax credit structures	23,112	6,455	-	-	(2,213)	4,242
Collateralized loan obligations	4,382	1,061	-	-	-	1,061
Investment funds	3,464	54	-	-	-	54
Other (3)	10,343	860	23	5	(189)	699
Total	$1,588,170	33,299	14,859	344	(3,303)	45,199

		Maximum exposure to loss
					Other
		Debt and			commitments
		equity	Servicing		and	Total
		interests	assets	Derivatives	guarantees	exposure
Residential mortgage loan
securitizations:
Conforming (4)		$2,721	14,253	-	2,287	19,261
Other/nonconforming		1,739	258	-	346	2,343
Commercial mortgage securitizations		7,627	325	322	-	8,274
Collateralized debt obligations:
Debt securities		37	-	214	130	381
Loans (2)		5,888	-	-	-	5,888
Asset-based finance structures		6,857	-	84	1,665	8,606
Tax credit structures		6,455	-	-	626	7,081
Collateralized loan obligations		1,061	-	-	159	1,220
Investment funds		54	-	-	31	85
Other (3)		860	23	178	188	1,249
Total		$33,299	14,859	798	5,432	54,388

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		Carrying value - asset (liability)
					Other
	Total	Debt and			commitments
	VIE	equity	Servicing		and	Net
(in millions)	assets	interests (1)	assets	Derivatives	guarantees	assets
December 31, 2012
Residential mortgage loan securitizations:
Conforming	$1,268,494	3,620	10,336	-	(1,690)	12,266
Other/nonconforming	49,794	2,188	284	-	(53)	2,419
Commercial mortgage securitizations	168,126	7,081	466	404	-	7,951
Collateralized debt obligations:
Debt securities	6,940	13	-	471	144	628
Loans (2)	8,155	7,962	-	-	-	7,962
Asset-based finance structures	10,404	7,155	-	(104)	-	7,051
Tax credit structures	20,098	5,180	-	-	(1,657)	3,523
Collateralized loan obligations	6,641	1,439	-	1	-	1,440
Investment funds	4,771	49	-	-	-	49
Other (3)	10,401	977	28	14	1	1,020
Total	$1,553,824	35,664	11,114	786	(3,255)	44,309

		Maximum exposure to loss
					Other
		Debt and			commitments
		equity	Servicing		and	Total
		interests	assets	Derivatives	guarantees	exposure
Residential mortgage loan securitizations:
Conforming (4)		$3,620	10,336	-	5,061	19,017
Other/nonconforming		2,188	284	-	353	2,825
Commercial mortgage securitizations		7,081	466	446	-	7,993
Collateralized debt obligations:
Debt securities		13	-	471	144	628
Loans (2)		7,962	-	-	-	7,962
Asset-based finance structures		7,155	-	104	1,967	9,226
Tax credit structures		5,180	-	-	247	5,427
Collateralized loan obligations		1,439	-	1	261	1,701
Investment funds		49	-	-	27	76
Other (3)		977	28	318	119	1,442
Total		$35,664	11,114	1,340	8,179	56,297

  Includes total equity interests of $6.9 billion at December 31, 2013 and $5.8 billion at December 31, 2012. Also includes debt interests in the form of both loans and securities. Excludes certain debt securities held related to loans serviced for FNMA, FHLMC and GNMA.
  Represents senior loans to trusts that are collateralized by asset-backed securities. The trusts invest primarily in senior tranches from a diversified pool of primarily U.S. asset securitizations, of which all are current, and over 72% and 83% were rated as investment grade by the primary rating agencies at December 31, 2013 and 2012, respectively. These senior loans are accounted for at amortized cost and are subject to the Company's allowance and credit charge-off policies.
  Includes structured financing, student loan securitizations, auto loan and lease securitizations and credit-linked note structures. Also contains investments in auction rate securities (ARS) issued by VIEs that we do not sponsor and, accordingly, are unable to obtain the total assets of the entity.
  Maximum exposure to loss for conforming residential mortgage loan securitizations at December 31, 2013 reflects the benefit of settlements reached with both FHLMC and FNMA in 2013, that resolved substantially all repurchase liabilities with FHLMC and FNMA, for mortgage loans either sold or originated prior to January 1, 2009. For additional information on the agreement reached with FHLMC and FNMA see Note 9.

Cash flows with securitization trusts

	Year ended December 31,
	2013		2012		2011
		Other		Other		Other
	Mortgage	financial	Mortgage	financial	Mortgage	financial
(in millions)	loans	assets	loans	assets	loans	assets
Sales proceeds from securitizations (1)	$357,807	-	535,372	-	337,357	-
Fees from servicing rights retained	4,240	10	4,433	10	4,401	11
Other interests held	2,284	93	1,767	135	1,779	263
Purchases of delinquent assets	18	-	62	-	9	-
Servicing advances, net of repayments	(34)	-	226	-	29	-

  Represents cash flow data for all loans securitized in the period presented.

Key Assumptions To Measure Mortgage Servicing Assets At Date Of Securitization

	Residential mortgage
	servicing rights
	2013	2012	2011
Year ended December 31,
Prepayment speed (1)	11.2%	13.4	12.8
Discount rate	7.3	7.3	7.7
Cost to service ($ per loan) (2)	$184	151	146

  The prepayment speed assumption for residential mortgage servicing rights includes a blend of prepayment speeds and default rates. Prepayment speed assumptions are influenced by mortgage interest rate inputs as well as our estimation of drivers of borrower behavior.
  Includes costs to service and unreimbursed foreclosure costs.

Key Assumptions To Measure Mortgage Servicing Rights And Other Interests Held At Balance Sheet Date

		Other interests held
	Residential
	mortgage	Interest-	Consumer		Commercial (2)
	servicing	only	Subordinated	Senior	Subordinated	Senior
($ in millions, except cost to service amounts)	rights (1)	strips	bonds	bonds	bonds	bonds
Fair value of interests held at December 31, 2013	$15,580	135	39	-	283	587
Expected weighted-average life (in years)	6.4	3.8	5.9	-	3.6	6.3

Key economic assumptions:
Prepayment speed assumption (3)	10.7%	10.7	6.7	-
Decrease in fair value from:
10% adverse change	$864	3	-	-
25% adverse change	2,065	7	-	-

Discount rate assumption	7.8%	18.3	4.4	-	4.5	3.6
Decrease in fair value from:
100 basis point increase	$840	2	2	-	30	30
200 basis point increase	1,607	5	4	-	38	58

Cost to service assumption ($ per loan)	191
Decrease in fair value from:
10% adverse change	636
25% adverse change	1,591

Credit loss assumption			0.4%	-	14.2	-
Decrease in fair value from:
10% higher losses			$-	-	29	-
25% higher losses			-	-	39	1

Fair value of interests held at December 31, 2012	$11,538	187	40	-	249	982
Expected weighted-average life (in years)	4.8	4.1	5.9	-	4.7	5.3

Key economic assumptions:
Prepayment speed assumption (3)	15.7%	10.6	6.8	-
Decrease in fair value from:
10% adverse change	$869	5	-	-
25% adverse change	2,038	12	-	-

Discount rate assumption	7.4%	16.9	8.9	-	3.5	2.2
Decrease in fair value from:
100 basis point increase	$562	4	2	-	12	43
200 basis point increase	1,073	8	4	-	21	84

Cost to service assumption ($ per loan)	219
Decrease in fair value from:
10% adverse change	615
25% adverse change	1,537

Credit loss assumption			0.4%	-	10.0	-
Decrease in fair value from:
10% higher losses			$-	-	12	-
25% higher losses			-	-	19	-

  See narrative following this table for a discussion of commercial mortgage servicing rights.
  Prepayment speed assumptions do not significantly impact the value of commercial mortgage securitization bonds as the underlying commercial mortgage loans experience significantly lower prepayments due to certain contractual restrictions, impacting the borrower's ability to prepay the mortgage.
  The prepayment speed assumption for residential mortgage servicing rights includes a blend of prepayment speeds and default rates. Prepayment speed assumptions are influenced by mortgage interest rate inputs as well as our estimation of drivers of borrower behavior.

Principal Balances - Off-Balance Sheet Securitized Loans

					Net charge-offs
	Total loans		Delinquent loans		Year ended
	December 31,		December 31,		December 31,
(in millions)	2013	2012	2013	2012	2013	2012
Commercial:
Real estate mortgage	$119,346	128,564	8,808	12,216	617	541
Total commercial	119,346	128,564	8,808	12,216	617	541
Consumer:
Real estate 1-4 family first mortgage	1,313,298	1,283,504	17,009	21,574	797	1,170
Real estate 1-4 family junior lien mortgage	1	1	-	-	-	-
Other revolving credit and installment	1,790	2,034	99	110	-	-
Total consumer	1,315,089	1,285,539	17,108	21,684	797	1,170
Total off-balance sheet securitized loans (1)	$1,434,435	1,414,103	25,916	33,900	1,414	1,711

  At December 31, 2013 and 2012, the table includes total loans of $1.3 trillion at both dates and delinquent loans of $14.0 billion and $17.4 billion, respectively for FNMA, FHLMC and GNMA. Net charge-offs exclude loans sold to FNMA, FHLMC and GNMA as we do not service or manage the underlying real estate upon foreclosure and, as such, do not have access to net charge-off information.

Transactions With Consolidated Variable Interest Entities

		Carrying value
	Total		Third
	VIE	Consolidated	party	Noncontrolling	Net
(in millions)	assets	assets	liabilities	interests	assets
December 31, 2013

Secured borrowings:
Municipal tender option bond securitizations	$11,626	9,210	(7,874)	-	1,336
Commercial real estate loans	486	486	(277)	-	209
Residential mortgage securitizations	5,337	5,611	(5,396)	-	215
Total secured borrowings	17,449	15,307	(13,547)	-	1,760
Consolidated VIEs:
Nonconforming residential
mortgage loan securitizations	6,770	6,018	(2,214)	-	3,804
Multi-seller commercial paper conduit	-	-	-	-	-
Structured asset finance	56	56	(18)	-	38
Investment funds	1,536	1,536	(70)	-	1,466
Other	582	512	(182)	(5)	325
Total consolidated VIEs	8,944	8,122	(2,484)	(5)	5,633
Total secured borrowings and consolidated VIEs	$26,393	23,429	(16,031)	(5)	7,393
December 31, 2012

Secured borrowings:
Municipal tender option bond securitizations	$16,782	15,130	(13,248)	-	1,882
Commercial real estate loans	975	975	(696)	-	279
Residential mortgage securitizations	5,757	6,240	(5,824)	-	416
Total secured borrowings	23,514	22,345	(19,768)	-	2,577
Consolidated VIEs:
Nonconforming residential
mortgage loan securitizations	8,633	7,707	(2,933)	-	4,774
Multi-seller commercial paper conduit	2,059	2,036	(2,053)	-	(17)
Structured asset finance	71	71	(17)	-	54
Investment funds	1,837	1,837	(2)	-	1,835
Other	3,454	2,974	(1,438)	(48)	1,488
Total consolidated VIEs	16,054	14,625	(6,443)	(48)	8,134
Total secured borrowings and consolidated VIEs	$39,568	36,970	(26,211)	(48)	10,711